INVESTMENTS - Business Combination - Schedule of fair value, at acquisition date, of the consideration transferred in a business combination (Details) R$ in Thousands	May 31, 2025 BRL (R$)
Business combinations
(b) Consideration transferred	R$ 1,316,219
Net assets	1,339,311
(=) Gain on bargain purchase	23,092
Mata de Santa Genebra - AXIA Energia
Business combinations
(b) Consideration transferred	503,129
Usina Hidrelétrica Mauá - AXIA Energia Sul
Business combinations
(b) Consideration transferred	813,090
Cash – AXIA Energia
Business combinations
Net assets	196,609
UHE Colíder - AXIA Energia
Business combinations
Net assets	R$ 1,142,702